Royalty and Other Property Interests (Tables)	12 Months Ended
Dec. 31, 2023
Royalty And Other Property Interests [Abstract]
Disclosure of detailed information about royalty and other property interests
As at and for the year ended December 31, 2023:

	Country	December 31, 2022	Net Additions (Recoveries)	Depletion	Impairment	Cumulative translation adjustments	December 31, 2023	Historical cost	Accumulated depletion and other**
Royalty Interests
Gediktepe	Türkiye	$34,528	$-	$(4,627)	$-	$-	$29,901	$43,746	$(13,845)
Leeville	USA	4,546	-	(405)	-	-	4,141	38,869	(34,728)
Diablillos	Argentina	6,582	-	-	-	-	6,582	7,224	(642)
Berenguela	Peru	1,828	-	-	-	-	1,828	2,006	(178)
Revelo Portfolio	Chile	1,137	(709)	-	(27)	-	401	453	(52)
Tartan Lake	Canada	914	-	-	-	-	914	1,003	(89)
Timok	Serbia	148	-	(7)	-	-	141	195	(54)
Other*	Various	2,008	300	-	-	-	2,308	2,381	(73)
		51,691	(409)	(5,039)	(27)	-	46,216	95,877	(49,661)
Other Property Interests
Perry Portfolio	Canada	741	(200)	-	(43)	-	498	2,199	(1,701)
Revelo Portfolio	Chile	-	709	-	-	-	709	709	-
Other*	Various	993	(317)	-	-	-	676	3,324	(2,648)
		1,734	192	-	(43)	-	1,883	6,232	(4,349)
Total		$53,425	$(217)	$(5,039)	$(70)	$-	$48,099	$102,109	$(54,010)
* Included in other are various royalty and other property interests held in Serbia, Finland, Sweden, Argentina, Chile, Mexico, Canada and the U.S.A.
** Includes previously recognized recoveries, impairment charges and translation adjustments.
As at and for the year ended December 31, 2022:

	Country	December 31, 2021	Net Additions (Recoveries)	Depletion	Impairment	Cumulative translation adjustments	December 31, 2022	Historical cost	Accumulated depletion and other**
Royalty Interests
Gediktepe	Türkiye	$43,746	$-	$(3,770)	$(5,448)	$-	$34,528	$43,746	$(9,218)
Leeville	USA	6,413	-	(1,867)	-	-	4,546	38,869	(34,323)
Diablillos	Argentina	7,018	-	-	-	(436)	6,582	7,224	(642)
Berenguela	Peru	1,949	-	-	-	(121)	1,828	2,006	(178)
Revelo Portfolio	Chile	1,326	-	-	(25)	(164)	1,137	1,162	(25)
Tartan Lake	Canada	975	-	-	-	(61)	914	1,003	(89)
Timok	Serbia	195	-	-	-	(47)	148	195	(47)
Other*	Various	1,576	484	-	-	(52)	2,008	2,081	(73)
		63,198	484	(5,637)	(5,473)	(881)	51,691	96,286	(44,595)
Other Property Interests
Perry Portfolio	Canada	1,321	(446)	-	(53)	(81)	741	2,199	(1,458)
Other*	Various	1,129	(67)	-	-	(69)	993	3,624	(2,631)
		2,450	(513)	-	(53)	(150)	1,734	5,823	(4,089)
Total		$65,648	$(29)	$(5,637)	$(5,526)	$(1,031)	$53,425	$102,109	$(48,684)
* Included in other are various royalty and other property interests held in Serbia, Finland, Sweden, Argentina, Chile, Mexico, Canada and the U.S.A.
** Includes previously recognized recoveries, impairment charges and translation adjustments.